Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Jun. 06, 2017
Supplement [Text Block]	tf1_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica Unconstrained Bond

Supplement to the Currently Effective Retail Prospectus and Summary Prospectus

* * *

The following replaces in its entirety the corresponding information in the Prospectus and Summary Prospectus under the heading “Performance”:

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	Since Inception	Inception Date
Class I			12/08/2014
Return before taxes	7.54%	3.05%
Return after taxes on distributions	5.75%	1.50%
Return after taxes on distributions and sale of fund shares	4.23%	1.61%
BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	0.66%	0.44%

* * *

Investors Should Retain this Supplement for Future Reference

June 6, 2017

TRANSAMERICA FUNDS

Transamerica Unconstrained Bond

Supplement to the Currently Effective Class I2 Prospectus and Summary Prospectus

* * *

The following replaces in its entirety the corresponding information in the Prospectus and Summary Prospectus under the heading “Performance”:

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	Since Inception	Inception Date
Class I2			12/08/2014
Return before taxes	7.79%	3.15%
Return after taxes on distributions	5.89%	1.54%
Return after taxes on distributions and sale of fund shares	4.36%	1.65%
BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	0.66%	0.44%

* * *

Investors Should Retain this Supplement for Future Reference

June 6, 2017

TRANSAMERICA FUNDS

Transamerica Unconstrained Bond

Supplement to the Currently Effective Advisor Class Prospectus and Summary Prospectus

* * *

The following replaces in its entirety the corresponding information in the Prospectus and Summary Prospectus under the heading “Performance”:

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	Since Inception	Inception Date
Class I			12/08/2014
Return before taxes	7.54%	3.05%
Return after taxes on distributions	5.75%	1.50%
Return after taxes on distributions and sale of fund shares	4.23%	1.61%
BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	0.66%	0.44%

* * *

Investors Should Retain this Supplement for Future Reference

June 6, 2017

TRANSAMERICA FUNDS

Transamerica Unconstrained Bond

Supplement to the Currently Effective Class T1 and Class T2 Prospectus and Summary Prospectus

* * *

The following replaces in its entirety the corresponding information in the Prospectus and Summary Prospectus under the heading “Performance”:

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	Since Inception	Inception Date
Class I			12/08/2014
Return before taxes	7.54%	3.05%
Return after taxes on distributions	5.75%	1.50%
Return after taxes on distributions and sale of fund shares	4.23%	1.61%
BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	0.66%	0.44%

* * *

Investors Should Retain this Supplement for Future Reference

June 6, 2017

Retail Class | Transamerica Unconstrained Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf1_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica Unconstrained Bond

Supplement to the Currently Effective Retail Prospectus and Summary Prospectus

* * *

The following replaces in its entirety the corresponding information in the Prospectus and Summary Prospectus under the heading “Performance”:

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	Since Inception	Inception Date
Class I			12/08/2014
Return before taxes	7.54%	3.05%
Return after taxes on distributions	5.75%	1.50%
Return after taxes on distributions and sale of fund shares	4.23%	1.61%
BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	0.66%	0.44%

* * *

Investors Should Retain this Supplement for Future Reference

June 6, 2017

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2016)
Retail Class | Transamerica Unconstrained Bond | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.54%
Since Inception	rr_AverageAnnualReturnSinceInception	3.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2014
Retail Class | Transamerica Unconstrained Bond | Return after taxes on distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.75%
Since Inception	rr_AverageAnnualReturnSinceInception	1.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2014
Retail Class | Transamerica Unconstrained Bond | Return after taxes on distributions and sale of fund shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.23%
Since Inception	rr_AverageAnnualReturnSinceInception	1.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2014
Retail Class | Transamerica Unconstrained Bond | BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.66%
Since Inception	rr_AverageAnnualReturnSinceInception	0.44%
Class I2 | Transamerica Unconstrained Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf1_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica Unconstrained Bond

Supplement to the Currently Effective Class I2 Prospectus and Summary Prospectus

* * *

The following replaces in its entirety the corresponding information in the Prospectus and Summary Prospectus under the heading “Performance”:

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	Since Inception	Inception Date
Class I2			12/08/2014
Return before taxes	7.79%	3.15%
Return after taxes on distributions	5.89%	1.54%
Return after taxes on distributions and sale of fund shares	4.36%	1.65%
BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	0.66%	0.44%

* * *

Investors Should Retain this Supplement for Future Reference

June 6, 2017

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2016)
Class I2 | Transamerica Unconstrained Bond | Class I2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.79%
Since Inception	rr_AverageAnnualReturnSinceInception	3.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2014
Class I2 | Transamerica Unconstrained Bond | Return after taxes on distributions | Class I2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.89%
Since Inception	rr_AverageAnnualReturnSinceInception	1.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2014
Class I2 | Transamerica Unconstrained Bond | Return after taxes on distributions and sale of fund shares | Class I2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.36%
Since Inception	rr_AverageAnnualReturnSinceInception	1.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2014
Class I2 | Transamerica Unconstrained Bond | BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.66%
Since Inception	rr_AverageAnnualReturnSinceInception	0.44%
Advisor Class | Transamerica Unconstrained Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf1_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica Unconstrained Bond

Supplement to the Currently Effective Advisor Class Prospectus and Summary Prospectus

* * *

The following replaces in its entirety the corresponding information in the Prospectus and Summary Prospectus under the heading “Performance”:

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	Since Inception	Inception Date
Class I			12/08/2014
Return before taxes	7.54%	3.05%
Return after taxes on distributions	5.75%	1.50%
Return after taxes on distributions and sale of fund shares	4.23%	1.61%
BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	0.66%	0.44%

* * *

Investors Should Retain this Supplement for Future Reference

June 6, 2017

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2016)
Advisor Class | Transamerica Unconstrained Bond | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.54%
Since Inception	rr_AverageAnnualReturnSinceInception	3.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2014
Advisor Class | Transamerica Unconstrained Bond | Return after taxes on distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.75%
Since Inception	rr_AverageAnnualReturnSinceInception	1.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2014
Advisor Class | Transamerica Unconstrained Bond | Return after taxes on distributions and sale of fund shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.23%
Since Inception	rr_AverageAnnualReturnSinceInception	1.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2014
Advisor Class | Transamerica Unconstrained Bond | BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.66%
Since Inception	rr_AverageAnnualReturnSinceInception	0.44%
Class T1 and Class T2 | Transamerica Unconstrained Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf1_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica Unconstrained Bond

Supplement to the Currently Effective Class T1 and Class T2 Prospectus and Summary Prospectus

* * *

The following replaces in its entirety the corresponding information in the Prospectus and Summary Prospectus under the heading “Performance”:

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	Since Inception	Inception Date
Class I			12/08/2014
Return before taxes	7.54%	3.05%
Return after taxes on distributions	5.75%	1.50%
Return after taxes on distributions and sale of fund shares	4.23%	1.61%
BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	0.66%	0.44%

* * *

Investors Should Retain this Supplement for Future Reference

June 6, 2017

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2016)
Class T1 and Class T2 | Transamerica Unconstrained Bond | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.54%
Since Inception	rr_AverageAnnualReturnSinceInception	3.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2014
Class T1 and Class T2 | Transamerica Unconstrained Bond | Return after taxes on distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.75%
Since Inception	rr_AverageAnnualReturnSinceInception	1.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2014
Class T1 and Class T2 | Transamerica Unconstrained Bond | Return after taxes on distributions and sale of fund shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.23%
Since Inception	rr_AverageAnnualReturnSinceInception	1.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2014
Class T1 and Class T2 | Transamerica Unconstrained Bond | BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.66%
Since Inception	rr_AverageAnnualReturnSinceInception	0.44%